SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 10. SHARE-BASED COMPENSATION

On September 25, 2024, the Company issued 1,300,000 ordinary shares for professional services provided for the initial public offering. The total fair value of the shares issued was $85,800, based on a fair value of $0.066 per share as determined by an independent third party. The following table summarizes the key assumptions used to determine the fair value of the awards:

For the year ended March 31,
2025
Fair value per share	0.066
Discount rate (after tax)	15%
Discount for lack of marketability (“DLOM”)	28%